TAXES AND CHARGES - Schedule of Estimated Balance of Deferred Tax Asset (Details) R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 3,039
2026 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	443
2026 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	379
2027 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	543
2028 [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	366
2030 to 2032
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	680
2033 to 2035
IfrsStatementLineItems [Line Items]
Deferred tax assets future taxable profits	R$ 628